Inventory (Details) - USD ($)	Mar. 31, 2019	Dec. 31, 2018
Inventory Disclosure [Abstract]
Merchandise	$ 521	$ 1,318
Finished goods	91,891	100,736
Work-in-process	20,057	20,243
Raw materials	56,171	56,691
Allowance for inventory valuation and obsolescence loss	(168,119)	(177,670)
Inventory, net	$ 521	$ 1,318